BORROWINGS - Borrowings by Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 AUD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,823			$ 12,913
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	5,705			10,244
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Borrowings	2,264	R$ 10,958		1,692	R$ 8,826
Australian dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	854		$ 1,254	949		$ 1,393
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0			$ 28